Investments (Financial Assets Measured At Fair Value On A Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 4,147.5		$ 4,215.4
Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	3,215.5		3,361.4
Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	4,024.4		4,152.2
Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	3,215.5		3,361.4
U.S. Governments [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	495.3	[1]	440.8	[2]
U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	495.3		440.8
Non-U.S. Governments [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	55.6		6.4
Non-U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	55.6		6.4
Obligations Of States And Political Subdivisions [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	636.4		653.3
Obligations Of States And Political Subdivisions [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	636.4		653.3
Credit-Financial [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	383.5		381.1
Credit-Financial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	383.5		381.1
Credit-Industrial [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	429.0		395.1
Credit-Industrial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	429.0		395.1
Credit-Utility [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	170.2		170.8
Credit-Utility [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	170.2		170.8
CMO/MBS-Agency [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	546.5	[3]	699.1	[3]
CMO/MBS-Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	546.5		699.1
CMO/MBS-Non Agency [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	18.4		38.3
CMO/MBS-Non Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	18.4		38.3
CMBS [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	105.6	[4]	149.0	[4]
CMBS [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	105.6		149.0
ABS-Residential [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	13.4	[5]	17.1	[5]
ABS-Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	13.4		17.1
ABS-Non Residential [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	48.0		130.1
ABS-Non Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	48.0		130.1
Foreign Denominated, Governments [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	225.0		206.7
Foreign Denominated, Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	225.0		206.7
Foreign Denominated, Credit [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	88.6		73.6
Foreign Denominated, Credit [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	88.6		73.6
Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	403.6		324.5
Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	403.6		324.5
Other Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	232.0		154.2
Other Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	99.9		91.0
Short-term Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	296.4		375.3
Short-term Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	296.4		375.3
Other Assets [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	9.0
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	827.8	[6]	768.5	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	214.9	[6]	146.2	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	214.9	[6]	146.2	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Non-U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Obligations Of States And Political Subdivisions [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Credit-Financial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Credit-Industrial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Credit-Utility [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | CMO/MBS-Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | CMO/MBS-Non Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | CMBS [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | ABS-Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | ABS-Non Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Foreign Denominated, Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Foreign Denominated, Credit [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	352.2	[6]	253.3	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Other Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Short-term Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	260.7	[6]	369.0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Other Assets [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	3,184.5	[7]	3,362.0	[7]
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	2,999.9	[7]	3,214.5	[7]
Significant Other Observable Inputs (Level 2) [Member] | U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	280.4	[7]	294.6	[7]
Significant Other Observable Inputs (Level 2) [Member] | Non-U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	55.6	[7]	6.4	[7]
Significant Other Observable Inputs (Level 2) [Member] | Obligations Of States And Political Subdivisions [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	636.4	[7]	653.3	[7]
Significant Other Observable Inputs (Level 2) [Member] | Credit-Financial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	382.8	[7]	380.4	[7]
Significant Other Observable Inputs (Level 2) [Member] | Credit-Industrial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	429.0	[7]	395.1	[7]
Significant Other Observable Inputs (Level 2) [Member] | Credit-Utility [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	170.2	[7]	170.8	[7]
Significant Other Observable Inputs (Level 2) [Member] | CMO/MBS-Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	546.5	[7]	699.1	[7]
Significant Other Observable Inputs (Level 2) [Member] | CMO/MBS-Non Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	18.4	[7]	38.3	[7]
Significant Other Observable Inputs (Level 2) [Member] | CMBS [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	105.6	[7]	149.0	[7]
Significant Other Observable Inputs (Level 2) [Member] | ABS-Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	13.4	[7]	17.1	[7]
Significant Other Observable Inputs (Level 2) [Member] | ABS-Non Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	48.0	[7]	130.1	[7]
Significant Other Observable Inputs (Level 2) [Member] | Foreign Denominated, Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	225.0	[7]	206.7	[7]
Significant Other Observable Inputs (Level 2) [Member] | Foreign Denominated, Credit [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	88.6	[7]	73.6	[7]
Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	49.0	[7]	50.2	[7]
Significant Other Observable Inputs (Level 2) [Member] | Other Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	99.9	[7]	91.0	[7]
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	35.7	[7]	6.3	[7]
Significant Other Observable Inputs (Level 2) [Member] | Other Assets [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[7]
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	12.1	[8]	21.7	[8]
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0.7	[8]	0.7	[8]
Significant Unobservable Inputs (Level 3) [Member] | U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Non-U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Obligations Of States And Political Subdivisions [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Credit-Financial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0.7	[8]	0.7	[8]
Significant Unobservable Inputs (Level 3) [Member] | Credit-Industrial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Credit-Utility [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | CMO/MBS-Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | CMO/MBS-Non Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | CMBS [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | ABS-Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | ABS-Non Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Foreign Denominated, Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Foreign Denominated, Credit [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	2.4	[8]	21.0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Other Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Short-term Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 9.0	[8]

[1]	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $48.7 million amortized cost, $49.1 million fair value.
[2]	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $87.7 million amortized cost, $89.3 million fair value.
[3]	Collateralized mortgage obligations/mortgage-backed securities ("CMO/MBS").
[4]	Commercial mortgage-backed securities ("CMBS").
[5]	Asset-backed securities ("ABS").
[6]	Quote prices in active markets for identical assets
[7]	Significant other observable inputs
[8]	Significant unobservable inputs